UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,133,446)	¥ (121,736,563)	¥ (29,020,010)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	61,170	434,622	3,525,946
Amortization of operating lease right-of-use assets	77,434	550,182	831,551
Provision for expected credit loss	83,113	590,534	15,671,985
Deferred tax expense (benefits)	412,578	2,931,447	(943,920)
Gain from short term investments	(377,495)	(2,682,181)
Change in fair value of warrant liabilities	(8,633)	(61,339)
Stock compensation expense	134,280	954,086
Change in operating assets and liabilities:
Accounts receivable	(1,913,096)	(13,693,741)	(731,937)
Prepayment and other current assets	554,279	3,857,610	(4,087,488)
Inventories	18,738	124,990	(96,399)
Prepayments and deposits	131	(1,000)	20,553
Accounts payable	921,585	6,576,140	1,793,316
Operating lease liabilities	(75,761)	(537,432)	(795,720)
Contract liabilities	(238,785)	(1,687,883)	(2,368,021)
Other payables and accrued liabilities	306,083	2,238,039	(117,068)
Taxes payable	(83,285)	(589,661)	1,781
Net cash used in operating activities	(17,261,110)	(122,732,150)	(16,315,431)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(15,010,000)	(106,973,268)
Purchases of property and equipment	(1,679)	(11,927)	(345,488)
Investments in unconsolidated entities			(600,000)
Net cash used in investing activities	(15,011,679)	(106,985,195)	(945,488)
CASH FLOWS FROM FINANCING ACTIVITIES:
Received from convertible promissory note	102,963,100	733,797,421
Repayments from related parties			60,280
Repayments to related parties			(350,000)
Repayments of third party loan	(476,977)	(3,389,020)	(384,539)
Proceeds of third party loan	456,004	3,240,000
Net cash provided by (used in) financing activities	102,942,127	733,648,401	(674,259)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(56,291)	98,775	3,088,321
CHANGE IN CASH AND CASH EQUIVALENTS	70,613,047	504,029,831	(14,846,857)
CASH AND CASH EQUIVALENTS, beginning of period	17,795,126	126,037,538	151,119,985
CASH AND CASH EQUIVALENTS, end of period	88,408,173	630,067,369	136,273,128
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	149	1,058	4,411
Cash paid for interest	7,667	54,476	6,887
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt to equity	(98,554,701)	(700,250,861)
Initial recognition of right-of-use assets and lease liabilities	$ 12,732	¥ 90,465